Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long Term Assets [Abstract]
Prepaid expenses related to SEDA (see Note 14a2)	$ 112	$ 140
Other	65	80
Long Term Assets	$ 177	$ 220